Corporate Income Taxes- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Income Taxes [Line Items]
Global minimum tax rate	15.00%
2011 to 2018 taxation year [member]
Disclosure Of Income Taxes [Line Items]
Reassessed tax by Canada Revenue Agency	$ 1,555	$ 1,555
2014 to 2018 taxation year [Member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	551	$ 551
2018 taxation year [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Subsidiary amount for tax assessment notice served	$ 2